Changes in non-cashworking capital (increase) decrease (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2017	2016
Accounts receivable (1)	$12	$32
Other current assets (2)	—	23
Deferred funding obligation	25	16
Accounts payable and accrued liabilities (3) (4)	(35)	(191)

	2	(120)

Operating activities	5	(97)
Investing activities	(3)	(23)

	$2	$(120)

Interest paid	$23	$124
Income taxes recovered	$—	$—

(1)	$1 million of accounts receivable is related to assets classified as held for sale in 2017 (2016 - $9 million).
(2)	No other current assets were classified as held for sale in 2017 (2016 - $1 million).
(3)	$1 million of accounts payable and accrued liabilities is related to assets classified as held for sale in 2017 (2016 - $6 million).
(4)	Includes share-based compensation plans.